Equity (Details) - Schedule of contributed equity - AUD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of contributed equity [Abstract]
Ordinary shares - fully paid, shares	2,406,874,578	2,084,016,678
Ordinary shares - fully paid value	$ 213,814,776	$ 197,447,990